Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities - USD ($)	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Maximum [Member] | Discount rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)		$ (13,591)		$ 14,216
Maximum [Member] | Salary growth rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)		6,933		7,934
Maximum [Member] | Attrition rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)		(2,864)		4,801
Maximum [Member] | Mortality rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)		$ 19
Minimum [Member]
Expected benefit payments for the year ending March 31,
2025			$ 99,094
2026			50,867
2027			38,071
2028			21,328
2029			14,049
Thereafter			129,083
Total			352,492
Minimum [Member] | Discount rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)	$ 14,904		(12,795)
Minimum [Member] | Salary growth rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)	(6,668)		(8,508)
Minimum [Member] | Attrition rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)	2,918		(4,551)
Minimum [Member] | Mortality rate [Member]
Employee Benefit Plans (Unfunded) (Details) - Schedule of Discount Rates Current Market Yields on Government Securities [Line Items]
Expected benefit payments (Increase\Decrease)			$ (51)